Nature of Business and Organization (Details)			6 Months Ended
	Mar. 23, 2023 USD ($) $ / shares shares	Nov. 30, 2022	Jun. 30, 2025 SGD ($)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 SGD ($)	Oct. 06, 2023
Nature of Business and Organization [Line Items]
Gross proceeds from initial public offering (in Dollars)			$ 5,883,953	$ 4,611,973	$ 5,216,904
IPO [Member]
Nature of Business and Organization [Line Items]
Number of shares issued (in Shares) | shares	2,800,000
Share price (in Dollars per share) | $ / shares	$ 4
Gross proceeds from initial public offering (in Dollars) | $	$ 11,200,000
Anthill [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		57.79%
Anthill [Member] | Ohmyhome (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		57.79%
Other Existing Shareholders [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		42.21%
Other Existing Shareholders [Member] | Ohmyhome (BVI) Limited [Member]
Nature of Business and Organization [Line Items]
Beneficial ownership interest percentage		42.21%
Ohmyhome Property Management Pte. Ltd. (formerly Simply Sakal Pte. Ltd.) [Member]
Nature of Business and Organization [Line Items]
Non-controlling interest ownership percentage by parent						100.00%